Note 21 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]

Note 21: Supplemental cash flow information

The impact of changes in non-cash working capital was as follows:

		Years ended December 31
	2024	2023	2022
Accounts receivable	$321	$(5)	$(47)
Prepaid expenses and deposits	104	(59)	(94)
Accounts payable and accrued liabilities	(15)	(120)	(762)
Changes in non-cash working capital	$410	$(184)	$(903)

Operating activities include the following cash received:

		Years ended December 31
	2024	2023	2022
Income taxes refunded	$(193)	$(307)	$(187)
Income taxes paid	-	18	-
Income tax expense (recovery)	$(193)	$(289)	$(187)